Columbia Mortgage Opportunities Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 13.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	70,500	5,648,860
AMCR ABS Trust(a)
Series 2024-A Class A
08/18/2031	6.260%	4,746,700	4,767,297
ARAIT(a),(d),(e)
Series 2025-1 Class A
30-day Average SOFR + 2.350% 03/29/2029	6.689%	15,000,000	15,000,000
ARES CLO(a),(e)
Series 2021-60A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	10.805%	5,000,000	5,001,280
ARES XLIV CLO Ltd.(a),(e)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.434%	5,275,000	5,290,983
Carlyle Global Market Strategies CLO Ltd.(a),(e)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	6.264%	11,000,000	11,013,420
Series 2015-4A Class CR
3-month Term SOFR + 3.962% 07/20/2032	8.255%	7,500,000	7,534,147
Carvana Auto Receivables Trust(a)
Subordinated Series 2021-N1 Class E
01/10/2028	2.880%	5,080,539	4,876,698
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	216,250
LendingPoint Asset Securitization Trust(a),(d),(f)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	3,669,875	3,652,260
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	334,211	332,628
MPOWER Education Trust(a)
Subordinated Series 2024-A Class B
07/22/2041	8.350%	6,000,000	6,080,325
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	1,740,626	1,758,543
Octagon 54 Ltd.(a),(e)
Series 2021-1A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.814%	2,500,000	2,386,172
Oportun Funding Trust(a)
Subordinated Series 2024-3 Class B
08/15/2029	5.480%	4,700,000	4,716,608
Subordinated Series 2024-3 Class C
08/15/2029	6.250%	1,800,000	1,812,326
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	12,000,000	12,110,047
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	5,578,668	5,682,310
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	7,562,607	7,669,990
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	11,548,233	11,570,085
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	568,075
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	0
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	134,911
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	461,880
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	1,447,884	1,428,800
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	9,497,936	9,638,996
Pagaya AI Debt Trust(a),(g)
Series 2022-2 Class AB
01/15/2030	5.717%	534,609	535,531
Series 2023-7 Class ABC
07/15/2031	7.953%	5,971,297	6,050,227
Subordinated Series 2023-5 Class AB
04/15/2031	7.625%	131,441	131,821

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	1,598,773	1,602,523
Series 2023-6 Class D
06/16/2031	9.000%	10,909,752	11,178,155
Series 2024-1 Class A
07/15/2031	6.660%	2,883,717	2,916,738
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	1,829,017	1,832,659
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	6,228,149	6,256,750
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	4,057,914	4,221,812
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	19,210,078	19,235,708
Subordinated Series 2023-3 Class B
12/16/2030	9.570%	5,130,527	5,160,730
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	10,149,914	10,309,061
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	9,047,679	9,198,673
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	3,087,932	3,104,775
Subordinated Series 2023-7 Class D
07/15/2031	9.000%	4,998,137	5,137,773
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	3,559,990	3,607,527
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	2,588,592	2,654,673
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	3,525,180	3,575,669
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	6,351,002	6,426,878
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	9,520,509	9,714,724
PAGAYA AI Debt Trust(a),(g)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	4,066,533	4,084,746
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	2,667,390	2,676,907
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	3,984,460	3,891,345
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 16 Ltd.(a),(e)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.814%	3,733,333	3,744,884
SMB Private Education Loan Trust(a)
Subordinated Series 2015-A Class C
10/15/2048	4.500%	5,000,000	4,949,148
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	1,751,880	1,761,844
Series 2023-1A Class A
04/15/2029	7.580%	2,031,780	2,044,972
Upstart Asset Trust II Series(a),(d),(f),(h)
Series 2025-1GS Class CERT
02/20/2030	0.000%	49,723	18,100,664
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	179,943	179,058
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	3,603,185	3,628,582
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	12,250,000	12,645,943
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	224,187
Total Asset-Backed Securities — Non-Agency (Cost $315,861,611)			300,137,578

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(i)
Series 2017-30 Class IO
08/16/2058	0.574%	40,787,773	1,066,988
Series 2019-102 Class IB
03/16/2060	0.835%	12,082,593	599,738
Series 2020-19 Class IO
12/16/2061	0.719%	17,400,875	814,785
Series 2020-3 Class IO
02/16/2062	0.615%	17,619,965	692,768
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,470,485)			3,174,279

Commercial Mortgage-Backed Securities - Non-Agency 2.0%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.534%	4,500,000	4,230,000
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	15,400,000	11,263,180
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	11,275,000	6,338,663
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	18,400,000	7,372,617
Hilton USA Trust(a),(j)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	27,400,000	274,000
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,747,554	2,560,049
Wells Fargo Commercial Mortgage Trust(a),(e)
Series 2021-FCMT Class E
1-month Term SOFR + 4.614% Floor 4.500% 05/15/2031	8.926%	11,600,000	11,600,008
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $85,309,969)			43,638,517

Residential Mortgage-Backed Securities - Agency 134.6%

Fannie Mae REMICS(e),(i)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	1.734%	24,359,450	2,974,481
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.734%	21,726,574	2,648,663
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	1.634%	30,560,346	4,014,966
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.534%	60,790,986	6,247,733
Fannie Mae REMICS(g),(i)
CMO Series 2022-90 Class GS
07/25/2050	1.631%	39,888,661	4,807,944
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(e)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.202%	10,921,415	10,789,844
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.552%	13,898,988	13,938,614
Fannie Mae REMICS(d),(e),(f)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.134%	24,000,000	24,000,000
Federal Home Loan Mortgage Corp.
11/01/2052	4.000%	24,016,806	22,638,707
12/01/2052	5.000%	20,739,484	20,897,001
09/01/2053	5.500%	22,341,958	22,599,219
Federal Home Loan Mortgage Corp.(e),(i)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.034%	9,313,886	1,234,555
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.447%	1,893,563	155,666
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.597%	710,774	88,856
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	1.447%	861,778	101,222
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.844%	938,844	86,056
CMO Series 4704 Class SK
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	1.697%	7,633,944	882,378

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4826 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/15/2048	1.747%	8,040,754	953,701
CMO Series 4926 Class ST
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 01/15/2040	1.627%	5,771,174	341,625
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.614%	8,722,639	1,236,560
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.584%	17,028,169	2,493,436
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.517%	1,575,268	159,457
Federal Home Loan Mortgage Corp.(i)
CMO Series 4215 Class IL
07/15/2041	3.500%	156,443	4,503
CMO Series 5040 Class IH
11/25/2050	3.500%	10,469,486	1,794,384
CMO Series 5083 Class NI
12/25/2040	4.500%	8,896,237	1,567,173
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,294,772	179,737
Federal Home Loan Mortgage Corp. REMICS(e),(i)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	1.547%	38,959,304	3,981,532
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	1.948%	35,151,543	5,185,538
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	1.634%	25,819,308	3,172,901
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(i)
CMO Series 5105 Class ID
05/25/2051	3.000%	34,912,466	5,866,984
CMO Series 5105 Class JI
03/25/2045	3.000%	21,638,251	2,044,365
CMO Series 5183 Class IO
01/25/2052	3.000%	36,627,122	5,559,250
Federal National Mortgage Association
08/01/2052	4.000%	35,492,393	33,642,926
09/01/2052	5.000%	17,673,981	17,577,398
06/01/2053- 01/01/2054	5.500%	60,813,052	61,541,980
Federal National Mortgage Association(i)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	255,604	1,177
CMO Series 2021-3 Class TI
02/25/2051	2.500%	44,079,834	7,460,446
Federal National Mortgage Association(e),(i)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.434%	1,801,612	183,546
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	1.634%	15,802	30
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.684%	992,070	116,376
CMO Series 2015-27 Class AS
-1.0 x 30-day Average SOFR + 5.536% Cap 5.650% 05/25/2045	1.184%	8,048,511	675,880
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.534%	1,085,245	126,296
CMO Series 2017-50 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 07/25/2047	1.634%	6,633,200	770,450
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	17,364,551	601,815
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	1.684%	6,778,398	810,138
CMO Series 2020-38 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.584%	4,996,413	578,917
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.534%	19,972,142	1,592,954
Federal National Mortgage Association REMICS(e),(i)
CMO Series 2018-3 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2048	1.684%	21,313,316	2,664,167
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	1.634%	31,044,221	2,875,443
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.584%	30,864,489	3,943,716
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	1.684%	21,491,719	2,780,182
CMO Series 2024-74 Class SD
-1.0 x 30-day Average SOFR + 6.600% Cap 6.600% 10/25/2054	2.248%	29,130,884	3,774,215
Freddie Mac REMICS(e),(i)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.584%	20,427,151	2,759,187
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(e)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 06/25/2054	8.177%	20,000,000	20,440,334
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.177%	35,000,000	35,592,473
Government National Mortgage Association(e),(i)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.174%	28,107,074	3,385,118
CMO Series 2014-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2044	1.674%	8,069,704	816,943
CMO Series 2017-163 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.774%	8,345,847	1,268,593
CMO Series 2018-124 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.774%	8,245,367	1,024,662
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.724%	6,874,703	780,262
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.774%	5,413,823	633,652
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.774%	7,244,921	850,199
CMO Series 2018-63 Class SH
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.774%	6,777,012	716,442

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-78 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.774%	6,100,778	806,021
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.774%	5,685,852	788,607
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.624%	12,823,619	1,782,930
CMO Series 2019-128 Class YS
-1.0 x 1-month Term SOFR + 2.736% Cap 2.850% 10/20/2049	0.000%	34,108,133	196,357
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	1.674%	27,571,828	3,525,202
CMO Series 2019-43 Class NS
-1.0 x 1-month Term SOFR + 3.156% Cap 3.270% 04/20/2049	0.000%	13,378,232	223,157
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.774%	9,044,746	1,145,138
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	1.874%	57,648,574	7,405,000
CMO Series 2020-148 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	1.874%	18,655,766	2,535,874
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	1.874%	30,736,002	4,626,368
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-175 Class NS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	1.874%	21,580,259	3,137,288
CMO Series 2020-187 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.874%	16,855,668	2,437,367
CMO Series 2020-31 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.624%	17,621,339	1,903,286
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.624%	20,157,844	2,744,511
CMO Series 2020-62 Class SK
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.724%	8,769,490	1,094,536
CMO Series 2020-67 Class KS
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 05/20/2050	1.524%	17,642,149	2,106,173
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	1.724%	22,859,408	2,857,037
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.874%	30,217,623	4,232,462
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.874%	24,452,052	3,469,795
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.874%	25,667,734	3,518,533
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	55,484,071	639,509
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.874%	56,744,300	7,767,302
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 0.115% Cap 6.300% 08/20/2051	1.874%	59,071,830	8,503,904
CMO Series 2021-155 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.874%	29,825,923	4,137,467
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.874%	43,715,901	6,099,111
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	75,850,403	900,109
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.874%	36,485,004	5,598,215
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	258,329,524	813,015
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	1.874%	36,513,554	5,371,670
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.874%	31,424,391	4,259,790
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	42,821,209	889,148
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.874%	42,017,758	5,901,659
CMO Series 2022-161 Class SQ
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 09/20/2052	1.004%	41,422,971	2,785,952
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	1.654%	56,679,797	5,230,616
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	24,022,166	367,532
CMO Series 2022-83 Class AS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	1.724%	22,906,257	2,954,809
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	1.624%	32,087,068	3,441,726
CMO Series 2023-101 Class CS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.654%	84,903,950	5,545,009
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	1.384%	15,308,756	1,116,694
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.624%	51,807,994	6,418,943

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	1.554%	51,746,599	2,769,121
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.624%	33,797,717	3,641,576
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	1.304%	65,650,244	4,884,240
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.004%	27,110,819	2,128,571
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	1.804%	23,022,817	2,078,182
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.054%	61,443,389	2,610,441
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.704%	19,955,292	2,181,319
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.054%	35,970,714	2,078,431
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.054%	50,809,704	2,769,495
CMO Series 2024-64 Class SY
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 04/20/2054	1.527%	49,073,930	5,062,074
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.904%	22,180,730	3,350,665
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	2.954%	28,600,490	4,394,314
Government National Mortgage Association(i)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,196,925	436,253
CMO Series 2018-78 Class GI
04/20/2048	4.000%	5,564,473	819,132
CMO Series 2020-160 Class DI
10/20/2050	2.500%	16,675,311	2,516,094
CMO Series 2020-160 Class HI
10/20/2050	2.500%	13,421,853	1,746,146
CMO Series 2020-160 Class ID
10/20/2050	2.500%	12,132,412	1,824,350
CMO Series 2020-162 Class EI
10/20/2050	2.500%	12,505,710	1,880,901
CMO Series 2020-164 Class CI
11/20/2050	3.000%	15,391,745	2,421,717
CMO Series 2020-191 Class UC
12/20/2050	4.000%	18,857,602	3,798,436
CMO Series 2020-191 Class UM
12/20/2050	3.500%	27,930,322	4,460,123
CMO Series 2020-85 Class MI
06/20/2050	3.500%	11,525,880	2,405,751
CMO Series 2021-158 Class VI
09/20/2051	3.000%	30,608,399	4,897,950
CMO Series 2021-160 Class CI
09/20/2051	2.500%	63,321,833	8,690,814
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	6,689,136	1,173,009
CMO Series 2021-24 Class MI
02/20/2051	3.000%	14,956,066	2,566,150
CMO Series 2021-29 Class HI
02/20/2051	3.500%	19,175,669	3,773,883
CMO Series 2021-44 Class CI
03/20/2051	3.000%	22,685,102	4,061,777
CMO Series 2021-44 Class MI
03/20/2051	3.000%	15,004,593	2,295,285
CMO Series 2021-58 Class IA
04/20/2051	3.500%	12,843,089	2,382,212
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-7 Class IT
01/16/2051	3.000%	28,427,072	6,383,259
Government National Mortgage Association TBA(k)
03/20/2055	4.500%	240,000,000	231,575,640
Uniform Mortgage-Backed Security TBA(k)
03/13/2054	3.000%	117,000,000	101,908,829
03/13/2055	3.500%	403,420,484	365,907,272
03/13/2055	4.000%	567,500,000	531,959,160
03/13/2055	4.500%	633,000,000	610,077,203
03/13/2055	5.000%	261,000,000	256,740,289
03/13/2055	6.000%	260,000,000	264,247,680
Total Residential Mortgage-Backed Securities - Agency (Cost $2,996,202,925)			2,970,808,534

Residential Mortgage-Backed Securities - Non-Agency 50.0%

A&D Mortgage Trust(a),(l)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	3,794,697	3,821,205
Ajax Mortgage Loan Trust(a),(l)
CMO Series 2021-C Class A
01/25/2061	5.115%	3,619,762	3,589,501
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	4.072%	8,617,660	4,905,614
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	964,618	909,822
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	3,842,487	3,317,250
Subordinated CMO Series 2019-6 Class B1
11/25/2059	3.941%	9,450,000	8,770,272
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,869,230
Antler Mortgage Trust(a),(g)
CMO Series 2024-RTL1
05/25/2026	9.487%	1,310,181	1,320,154
Barclays Mortgage Trust(a),(l)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	3,521,073	3,531,530
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,182,001
CMO Series 2020-NQM1 Class B2
05/25/2060	5.839%	2,800,000	2,771,650
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	6,626,000	5,804,546
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,445,752
BRAVO Residential Funding Trust(a),(e)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	6.752%	6,000,000	6,001,901
Subordinated CMO Series 2021-HE1 Class B1
30-day Average SOFR + 2.500% 01/25/2070	6.851%	6,708,000	6,480,948
Subordinated CMO Series 2021-HE1 Class B2
30-day Average SOFR + 3.000% 01/25/2070	7.351%	4,129,000	3,895,080
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	7.752%	6,570,000	6,588,115
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,650,000	4,054,807
CMO Series 2023-3 Class M1
07/25/2058	8.271%	8,900,000	9,115,708
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	8,350,000	7,094,699
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.548%	7,431,000	5,620,793
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.621%	4,569,000	3,688,908
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.237%	5,373,000	5,426,596
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.237%	5,829,000	5,818,621
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.182%	4,942,000	4,957,045
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.271%	3,700,000	3,753,001
CHNGE Mortgage Trust(a),(l)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	3,150,000	3,133,262
CIM Trust(a),(l)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	3,855,874	3,844,633
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	11,685,656	11,657,593
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	4,124,805	4,114,919

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	13,205,608	10,028,954
Citigroup Mortgage Loan Trust(a),(h)
Subordinated CMO Series 2015-RP2 Class FB
01/25/2053	0.000%	1,342,914	533,906
Citigroup Mortgage Loan Trust(a),(g),(i)
Subordinated CMO Series 2015-RP2 Class XIO
01/25/2053	1.229%	34,864,818	1,112,073
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	10,497,650	7,765,558
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,456,284
CMO Series 2021-3 Class A3
09/27/2066	1.419%	6,105,526	5,207,555
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,613,833
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	4,601,147
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.701%	4,993,000	4,566,016
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,806,896
Connecticut Avenue Securities Trust(a),(e)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.852%	7,059,000	7,407,950
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.352%	10,350,000	10,932,649
Deephaven Residential Mortgage Trust(a),(g)
Subordinated CMO Series 2020-2 Class B3
05/25/2065	6.269%	4,911,000	4,853,717
Fannie Mae Connecticut Avenue Securities(a),(e)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.552%	11,350,000	11,967,670
FIGRE Trust(a),(g)
CMO Series 2025-HE1 Class F
01/25/2055	9.083%	2,110,000	2,172,854
Subordinated CMO Series 2023-HE3 Class D
01/25/2042	7.747%	1,935,470	2,032,930
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	2,350,000	2,546,455
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	3,250,000	3,551,027
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	7,575,000	8,260,862
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	1,850,000	1,931,937
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	1,550,000	1,636,400
Subordinated CMO Series 2024-HE4 Class E
09/25/2054	6.809%	1,900,000	1,940,642
Subordinated CMO Series 2024-HE4 Class F
09/25/2054	8.482%	1,300,000	1,339,688
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	3,950,000	4,063,653
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	2,900,000	3,028,247
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	8,803,147
Freddie Mac STACR(e)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	9,116,191	9,100,686
Freddie Mac STACR REMIC Trust(a),(e)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.002%	15,500,000	17,849,261
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.102%	14,000,000	15,543,189
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.852%	23,300,000	27,490,913
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.852%	7,450,000	8,040,731
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(e)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.466%	8,000,000	7,317,209
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(i)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	640,789,305	5,269,339
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(e)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.466%	2,300,000	2,157,195
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.466%	2,950,000	2,663,136
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.466%	16,988,156	13,433,702
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.352%	6,750,000	7,630,299
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	11.752%	14,200,000	17,470,227
Freddie Mac Structured Agency Credit Risk Debt Notes(i)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	262,810,616	1,955,390
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	473,741,590	1,433,779
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	473,741,590	1,832,006
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(i)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	2,060,059,927	5,310,834
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	2,060,059,930	8,298,127
Freddie Mac Structured Agency Credit Risk Debt Notes(e)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.000% 06/25/2033	4.683%	5,650,000	4,585,406
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,313,906
Genworth Mortgage Insurance Corp.(a),(e)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.252%	15,454,134	15,528,570
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.302%	7,500,000	7,696,551
GITSIT Mortgage Loan Trust(a),(d),(l)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	6,800,000	6,801,594
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,772,866
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2022-1 Class M1
07/25/2067	5.041%	3,000,000	2,914,327
HTAP(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	7,163,965	7,163,922
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	14,248,128	14,069,767
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	4,700,000	4,550,775
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.129%	7,384,000	5,874,309
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.432%	4,489,000	3,679,472
LHOME Mortgage Trust(a),(l)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	8,400,000	8,523,813
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	5,200,000	5,297,597
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	3,700,000	3,775,259
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	4,358,000	4,362,718
CMO Series 2025-RTL1 Class M1
01/25/2040	7.023%	5,368,000	5,397,591
loanDepot GMSR Master Trust(a),(e)
Series 2018-GT1 Class A
1-month Term SOFR + 3.664% Floor 3.550% 10/16/2025	7.970%	7,580,000	7,560,509
Mello Mortgage Capital Acceptance(a),(l)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	5,802,000	5,052,686

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,129,189
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,614,499
MFA Trust(l)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	17,536,150	17,625,116
New Residential Mortgage Loan Trust(a),(g),(i)
CMO Series 2014-1A Class AIO
01/25/2054	2.187%	3,154,056	146,982
New Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.991%	9,250,000	6,786,576
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.859%	2,887,000	2,198,552
Subordinated CMO Series 2024-RPL1 Class B4
01/25/2064	3.879%	6,748,000	4,434,193
Subordinated CMO Series 2024-RPL1 Class B5
01/25/2064	3.879%	5,287,000	2,998,610
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,804,045	1,780,249
NYMT Loan Trust(a),(l)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	6,850,000	6,907,179
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.987%	5,295,000	4,296,155
CMO Series 2024-CP1 Class M1
02/25/2068	3.987%	2,350,000	1,820,146
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	8,863,264	8,867,161
NYMT Trust(a),(l)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	14,181,353	14,258,865
Oaktown Re VI Ltd.(a),(e)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	9.852%	2,373,000	2,452,617
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.302%	6,500,000	6,654,283
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(g)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	7,031,566	5,800,768
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	5,155,851	4,258,346
OSAT Trust(a),(l)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	5,237,008	5,044,293
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	9,142,052	9,045,243
Preston Ridge Partners Mortgage(a),(l)
CMO Series 2021-4 Class A2
04/25/2026	3.474%	5,662,086	5,642,489
Preston Ridge Partners Mortgage LLC(a),(l)
CMO Series 2020-4 Class A1
10/25/2025	6.610%	5,198,356	5,209,630
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,547,935	2,534,741
Preston Ridge Partners Mortgage Trust(a),(l)
CMO Series 2021-5 Class A2
06/25/2026	3.721%	17,097,680	17,025,304
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	7,802,000	7,099,273
CMO Series 2023-RCF2 Class M1
11/25/2053	4.000%	1,724,000	1,624,934
CMO Series 2023-RCF2 Class M2
11/25/2053	4.000%	3,688,000	3,303,173
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-8 Class A1
09/25/2026	4.743%	10,840,008	10,746,670
PRET LLC(a),(l)
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	6,500,000	6,553,290
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	3,707,523	3,717,106
CMO Series 2024-NPL3 Class A2
04/27/2054	10.038%	5,600,000	5,610,409
CMO Series 2024-NPL4 Class A2
07/25/2054	9.437%	8,500,000	8,560,942
CMO Series 2024-NPL5 Class A1
09/25/2054	5.963%	10,266,549	10,278,587
CMO Series 2024-NPL5 Class A2
09/25/2054	8.835%	5,000,000	5,046,288
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	10,541,226	10,613,881
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	10,875,000	10,948,979
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	10,000,000	10,090,232
CMO Series 2024-NPL9 Class A2
12/25/2054	8.595%	9,050,000	9,111,974
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	8,398,230	8,485,175
Pretium Mortgage Credit Partners(a),(l)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.981%	10,585,796	10,587,805
Pretium Mortgage Credit Partners LLC(a),(l)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	2,763,988	2,748,735
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	6,111,170	5,634,495
PRPM LLC(a),(l)
CMO Series 2024-5 Class A1
09/25/2029	5.689%	5,239,951	5,236,372
CMO Series 2024-5 Class A2
09/25/2029	9.076%	2,800,000	2,819,498
CMO Series 2024-7 Class A1
12/25/2029	5.870%	8,424,489	8,476,359
CMO Series 2024-8 Class A1
12/25/2029	5.897%	5,112,544	5,145,691
CMO Series 2024-8 Class A2
12/25/2029	8.836%	6,100,000	6,140,067
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	1,850,000	1,737,945
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	9,750,000	8,678,447
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	2,800,000	2,598,997
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	11,150,000	9,761,541
CMO Series 2024-RCF3 Class M2
05/25/2054	4.000%	2,250,000	1,977,647
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	2,335,000	2,170,512
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	1,910,000	1,668,291
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	2,350,000	2,173,968
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	4,088,000	3,537,436
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	4,700,000	4,284,305
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	4,408,000	3,692,668
PRPM Trust(a),(g)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.432%	4,608,000	4,499,076
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.328%	2,700,000	2,685,796
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.439%	2,043,000	2,030,107
Radnor Re Ltd.(a),(e)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	8.352%	4,750,000	4,795,543
RCO VII Mortgage LLC(a),(l)
CMO Series 2024-1 Class A2
01/25/2029	9.575%	15,873,000	15,800,368
RCO X Mortgage LLC(a),(l)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	8,964,161	8,964,071
CMO Series 2025-1 Class A2
01/25/2030	8.353%	7,500,000	7,499,925
Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,703,856
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.038%	5,595,000	4,656,864
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.507%	5,198,000	4,283,324
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.507%	4,958,000	3,765,777
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	0.764%	6,932,537	9,558,520
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	8,309,190	14,549,001
Stanwich Mortgage Loan Co. LLC(a),(l)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	1,252,213	1,251,755
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	15,500,000	15,079,451
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,348,777
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,837,232	3,318,552

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,838,329
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,270,533
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRTL2 Class M1
09/25/2039	7.257%	5,375,000	5,395,029
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	9.768%	3,500,000	3,575,340
Subordinated CMO Series 2024-RRTL2 Class B1
09/25/2039	8.178%	2,750,000	2,750,435
Triangle Re Ltd.(a),(e)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	9.934%	10,000,000	10,301,758
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	11.934%	7,100,000	7,489,386
VCAT LLC(a),(l)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	9,100,000	9,146,510
Vericrest Opportunity Loan Transferee(a),(l)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	2,740,490	2,735,004
Vericrest Opportunity Loan Transferee XCIV LLC(a),(l)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	2,922,917	2,918,451
Vericrest Opportunity Loan Transferee XCVI LLC(a),(l)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	4,831,589	4,835,342
Vericrest Opportunity Loan Transferee XCVII LLC(a),(l)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	5,201,314	5,207,439
Verus Securitization Trust(a),(g)
CMO Series 2021-4 Class A1
07/25/2066	0.938%	7,670,804	6,351,460
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	5,681,102
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	2,000,000	1,975,161
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.280%	4,493,200	3,603,317
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.883%	7,000,000	7,000,731
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.515%	4,198,000	4,222,987
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,854,543
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,636,214
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	3,119,373
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,298,692
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,134,094
Vista Point Securitization Trust(a),(g)
CMO Series 2024-CES3 Class B1
01/25/2055	7.833%	4,700,000	4,765,410
CMO Series 2024-CES3 Class B2
01/25/2055	9.492%	2,900,000	3,039,346
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	1,968,842
Subordinated CMO Series 2024-CES2 Class B1
10/25/2054	7.498%	2,500,000	2,518,152
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,073,847,479)			1,103,181,488

Call Option Contracts Purchased 0.7%
Value ($)
(Cost $24,446,100)	14,712,089

Put Option Contracts Purchased 0.0%

(Cost $8,697,850)	331,112

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(m),(n)	9,819,757	9,818,775
Total Money Market Funds (Cost $9,811,902)		9,818,775
Total Investments in Securities (Cost: $4,525,648,321)		4,445,802,372
Other Assets & Liabilities, Net		(2,237,892,871)
Net Assets		2,207,909,501
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
At February 28, 2025, securities and/or cash totaling $56,639,309 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	4,962	06/2026	USD	1,195,779,975	822,992	—
U.S. Treasury 5-Year Note	6,181	06/2025	USD	667,161,688	8,343,547	—
U.S. Treasury Ultra Bond	106	06/2025	USD	13,157,250	465,134	—
Total					9,631,673	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(4,962)	06/2025	USD	(1,187,313,563)	2,501,563	—
U.S. Long Bond	(3,217)	06/2025	USD	(379,907,594)	—	(10,438,287)
U.S. Treasury 10-Year Note	(16,031)	06/2025	USD	(1,780,943,906)	—	(14,734,438)
U.S. Treasury 2-Year Note	(3,700)	06/2025	USD	(765,784,375)	—	(4,026,925)
Total					2,501,563	(29,199,650)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	180,000,000	180,000,000	3.80	04/10/2025	5,526,000	1,980,918
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	3.60	05/08/2025	2,550,000	1,240,635
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	212,000,000	212,000,000	3.70	06/12/2025	4,218,800	3,062,616
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	100,000,000	100,000,000	3.25	08/19/2025	3,065,000	683,550
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	118,000,000	118,000,000	3.90	07/02/2025	1,416,000	1,933,843
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	367,000,000	367,000,000	4.00	05/07/2025	7,670,300	5,810,527
Total							24,446,100	14,712,089

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	60,000,000	60,000,000	4.50	04/25/2025	1,473,000	63,234
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	207,000,000	207,000,000	4.50	04/16/2025	4,874,850	157,238
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	4.50	04/28/2025	2,350,000	110,640
Total							8,697,850	331,112

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,145,638	(3,333)	305,869	—	836,436	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,145,638	(3,333)	1,327,605	—	—	(185,300)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	2,348,560	(6,833)	4,896,891	—	—	(2,555,164)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	5,728,196	(16,667)	12,743,369	—	—	(7,031,840)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,145,638	(3,333)	1,432,627	—	—	(290,322)
Total							11,513,670	(33,499)	20,706,361	—	836,436	(10,062,626)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	83,000,000	(2,087,799)	—	—	—	(2,087,799)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	16.157	USD	10,000,000	(1,782,822)	3,333	—	(2,031,306)	251,817	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	16.157	USD	20,000,000	(3,565,644)	6,667	—	(2,253,579)	—	(1,305,398)
Markit CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	5.874	USD	19,000,000	(2,481,168)	6,333	—	(2,463,948)	—	(10,887)
Markit CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.068	USD	12,000,000	(1,249,480)	4,000	—	(1,181,660)	—	(63,820)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	16.157	USD	8,800,000	(1,568,883)	2,933	—	(1,897,894)	331,944	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	16.157	USD	16,500,000	(2,941,656)	5,500	—	(3,037,045)	100,889	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	16.157	USD	13,000,000	(2,317,668)	4,333	—	(1,905,777)	—	(407,558)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	21.794	USD	1,129,032	(143,609)	376	—	(83,652)	—	(59,581)
Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	21.794	USD	2,213,788	(281,588)	738	—	(107,682)	—	(173,168)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	24.503	USD	2,205,364	(318,940)	735	—	(425,465)	107,260	—
Total								(16,651,458)	34,948	—	(15,388,008)	791,910	(2,020,412)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $1,405,155,861, which represents 63.64% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2025 and is not reflective of the cash flow payments.

(d)	Valuation based on significant unobservable inputs.
(e)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $45,752,924, which represents 2.07% of total net assets.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2025.

(h)	Zero coupon bond.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	Represents a security in default.
(k)	Represents a security purchased on a when-issued basis.
(l)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(m)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	122,883,619	1,217,997,974	(1,331,043,468)	(19,350)	9,818,775	6,771	5,732,011	9,819,757

Columbia Mortgage Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2025 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mortgage Opportunities Fund  | 2025

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3QT251_05_R01_(04/25)